Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Audit of the Group's annual accounts	£ 9	£ 10	£ 8
Total Auditor's remuneration	59	56	51
Subsidiaries [member]
Disclosure of products and services [line items]
Audit of the Group's annual accounts	38	35	32
Other audit related fees [member]
Disclosure of products and services [line items]
Other services	10	9	9
Other services [member]
Disclosure of products and services [line items]
Other services	£ 2	£ 2	£ 2